Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024
Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.25%)	(0.20%)	1.30%
Class B
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.63%)	(0.35%)	1.21%
Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	1.09%	(0.14%)	1.08%
Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	3.15%	0.92%	2.00%
Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	3.12%	0.87%	1.97%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	2.86%	0.62%	1.72%
Without Sales Load [Member] | Class B
Average Annual Return [Line Items]
Average Annual Return, Percent	2.37%	0.01%	1.21%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	2.09%	(0.14%)	1.08%
Without Sales Load [Member] | Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	3.15%	0.92%	2.00%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	3.12%	0.87%	1.97%
Class A-Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.93%	2.25%
Class B-Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.93%	2.25%
Class C-Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.93%	2.25%
Class R6-Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.93%	2.25%
Class Y-Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.93%	2.25%